Prepayments and Premiums Under Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepayments and Premiums Under Operating Leases [Abstract]
Beginning balance, At January 1	$ 2,450,267	$ 2,652,106
additions for the year	21,757	26,899
charge for the year	(96,743)	(104,206)
translation adjustment	(38,810)	(124,532)
Ending balance, At December 31	$ 2,336,471	$ 2,450,267